FINANCIAL STATEMENTS

                              MONTGOMERY PARTNERS
                            ABSOLUTE RETURN FUND LLC

                              FOR THE PERIOD ENDED
                                MARCH 31, 2003*








* Montgomery Partners Absolute Return Fund LLC commenced operations on May 1,
  2002

                  MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

                                 FOR THE PERIOD
                                     ENDED
                                MARCH 31, 2003*





                               TABLE OF CONTENTS



Report of Independent Accountants                                              1
Statement of Assets, Liabilities and Members' Capital - Net Assets             2
Statement of Operations                                                        3
Statement of Changes in Members' Capital - Net Assets                          4
Statement of Cash Flows                                                        5
Notes to Financial Statements                                                  6











* Montgomery Partners Absolute Return Fund LLC commenced operations on May 1,
  2002

[LOGO]
PRICEWATERHOUSECOOPERS
[GRAPHIC OMITTED]

PRICEWATERHOUSECOOPERS LLP
333 Market Street
San Francisco  CA 94105-2119
Telephone      (415) 498 5000
Facsimile      (415) 498 7100



                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholders of Montgomery Partners Absolute Return Fund LLC


In our opinion, the accompanying statement of assets, liabilities and members' capital, and the related statement of operations and of changes in members' capital present fairly, in all material respects, the financial position of Montgomery Partners Absolute Return Fund (the "Fund") at March 31, 2003, and the results of its operations, the changes in its members' capital, and the results of its cash flows for the period May 1, 2002 (commencement of operations) through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

The financial statements include investments valued at $15,097,224 (80.33% of members' capital) at March 31, 2003, the fair values of which have been estimated by the Adviser, in accordance with valuation principles established by the Board of Directors, in the absence of readily ascertainable market values. Those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

As discussed in Note 2 to the financial statements, the Board of Directors has adopted a resolution to begin the process of de-registering the Fund under the Investment Company Act of 1940. The Board has also adopted a resolution to begin the process of liquidating the Fund's investment portfolio. It is expected that the liquidation process may take up to a year or longer.


/S/ PRICEWATERHOUSECOOPERS LLP

May 23, 2003

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------

                                                                  MARCH 31, 2003
ASSETS

Investments in Investment Funds, at fair value (cost $13,500,000) $ 15,097,224
Cash and cash equivalents                                            1,909,387
Receivable for investment funds sold                                 1,892,761
Receivable from Adviser                                                213,280
Interest receivable                                                        704
                                                                  -------------

       TOTAL ASSETS                                                 19,113,356
                                                                  -------------

LIABILITIES

Professional fees payable                                              131,672
Accounting fees payable                                                 60,868
Performance fees payable                                                25,870
Management fee payable                                                  15,790
Shareholder servicing fee payable                                        6,107
Board of Directors fees payable                                          5,022
Other accrued expenses payable                                          74,325
                                                                  -------------

       TOTAL LIABILITIES                                               319,654
                                                                  -------------

             NET ASSETS                                           $ 18,793,702
                                                                  =============

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions, net                                        $ 17,679,112
Accumulated net investment loss                                       (278,282)
Net realized loss on Investment Funds                                 (204,352)
Net unrealized appreciation on Investment Funds                      1,597,224
                                                                  -------------

       MEMBERS' CAPITAL - NET ASSETS                              $ 18,793,702
                                                                  =============

   the accompanying notes are an integral part of these financial statements
                                       2

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                                           FOR THE PERIOD
                                                                                ENDED
                                                                          MARCH 31, 2003 *
INVESTMENT INCOME
    Interest                                                                 $     7,382
                                                                             ------------

EXPENSES
    OPERATING EXPENSES:
       Organizational costs                                                      375,750
       Professional fees                                                         329,366
       Management fees                                                           160,717
       Shareholder servicing fees                                                160,717
       Performance fees                                                          113,580
       Administration and subadministration fees                                  89,326
       Board of Directors fees                                                    20,000
       Miscellaneous expenses                                                     39,602
                                                                             ------------

          TOTAL OPERATING EXPENSES                                             1,289,058
                                                                             ------------

       Shareholder servicing fees rebate                                        (144,383)
       Performance fees rebate                                                   (35,981)
       Expense reimbursement from Adviser                                       (823,030)
                                                                             ------------

          NET OPERATING EXPENSES                                                 285,664

          NET INVESTMENT LOSS                                                   (278,282)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
       Net realized loss on Investment Funds                                    (204,352)
       Net unrealized appreciation on Investment Funds                         1,597,224
                                                                             ------------
          NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                      1,392,872

          INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES    $ 1,114,590
                                                                             ============

* Montgomery Partners Absolute Return Fund LLC commenced operations on May 1,
  2002


   the accompanying notes are an integral part of these financial statements

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------

                                                              FOR THE PERIOD
                                                                   ENDED
                                                             MARCH 31, 2003 *
                                                             ----------------

Members' capital at beginning of period                      $           --

    Capital contributions                                        17,721,650

    Offering costs                                                  (42,538)

    Net investment loss                                            (278,282)

    Net realized loss on Investment Funds                          (204,352)

    Net unrealized appreciation on Investment Funds               1,597,224
                                                             ---------------

       Members' capital at end of period                     $   18,793,702
                                                             ===============



* Montgomery Partners Absolute Return Fund LLC commenced operations on May 1,
  2002


   the accompanying notes are an integral part of these financial statements

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                          FOR THE PERIOD
                                                               ENDED
                                                         MARCH 31, 2003 *

CASH FLOWS FROM OPERATING ACTIVITIES
Net investment loss                                       $   (278,282)
Adjustments to reconcile net investment loss to
    net cash used in operating activities:
       Increase in interest receivable                            (704)
       Increase in liabilities                                 319,654
       Increase in receivable from Adviser                    (213,280)
                                                          -------------

CASH USED IN OPERATING ACTIVITIES                             (172,612)
                                                          -------------


CASH FLOWS FROM INVESTING ACTIVITIES
       Proceeds from disposition of Investment Funds         2,602,887
       Purchases of Investment Funds                       (18,200,000)
                                                          -------------

CASH USED IN INVESTING ACTIVITIES                          (15,597,113)
                                                          -------------


CASH FLOWS FROM FINANCING ACTIVITIES
       Capital contributions, net                           17,679,112
                                                          -------------

CASH FROM FINANCING ACTIVITIES                              17,679,112
                                                          -------------


Net increase in cash                                         1,909,387
Cash at beginning of period                                         --
                                                          -------------
CASH AT END OF PERIOD                                     $  1,909,387
                                                          -------------


* Montgomery Partners Absolute Return Fund LLC commenced operations on May 1,
  2002


   the accompanying notes are an integral part of these financial statements

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2003
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Montgomery Partners Absolute Return Fund LLC (the "Company") is a limited liability company organized under the laws of the State of Delaware and is currently registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, management investment company. The Company may privately offer and sell its limited liability company interests (the "Interests") in large minimum denominations to high net worth individual and institutional investors ("Investors") and will restrict transferability of the Interests. The Company registered under the 1940 Act to be able to offer the Interests without limiting the number of Investors who can participate in its investment program.

         Montgomery Asset Management, LLC, a Delaware limited liability company and an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), served as the Company's Adviser from the Company's inception to January 17, 2003. Effective on January 18, 2003, Gartmore Asset Management, an investment adviser also registered under the Advisers Act, began serving as the Company's investment Adviser. Since the Company's inception, Ferro Capital LLC, a Delaware limited liability company and an investment adviser registered under the Advisers Act, has served as the Company's Subadviser (the "Subadviser") and continues to serve in this capacity under Gartmore Asset Management. The Subadviser is responsible for management of the Company's investment portfolio.

         Investors who acquire Interests and are admitted to the Company by its Board of Directors are members of the Company ("Members").

         The Company seeks to provide Investors with exposure to a broad-ranging portfolio of investment funds ("Investment Funds"), with the objective of delivering consistent returns with relatively low volatility to, and relatively low dependence on, movements in major equity and bond markets. The Company seeks to achieve its objective by investing substantially all of its assets in the securities of approximately 15-25 Investment Funds that the Subadviser considers to be appropriate components of an "absolute return" investment strategy.

     2.  COMMENCEMENT OF LIQUIDATION

         The Board of Directors of the Company has instructed the Adviser and the Subadviser to begin liquidating the Company's portfolio. Due to the illiquid nature of the investments, it is expected that this process may take up to a year or longer. As the Company liquidates its positions, the Board anticipates that it will direct that Members' net capital be distributed back to the Members. These distributions are expected to begin by September, 2003. Once all Members have had their net capital returned to them, the Company will cease operations.

         The Board of Directors has also begun the process of de-registering the Company under the 1940 Act. The Board believes that this action is in the best interests of the Members.

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2003
--------------------------------------------------------------------------------

     3.  SIGNIFICANT ACCOUNTING POLICIES

         A.  NET ASSET VALUATION

         The value of the Company's net assets is determined as of the close of the last business day of each calendar month in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board of Directors.

         The Company values interests in Investment Funds at fair value, which ordinarily will be the value determined by the portfolio managers of the Investment Funds (the "Underlying Managers") in accordance with the policies established by the Investment Fund. The Investment Funds may hold securities that are hard to price or in illiquid markets, which are not traded in public markets, and are therefore subject to Fair Valuation by the Investment Fund. Delays in obtaining from an Underlying Manager the information upon which to base the valuation of an Investment Fund may make it difficult for the Company to value its interest in that Investment Fund. Because of the inherent uncertainty of valuation, estimated fair values may differ from the value that would have been used in a readily available market, and could differ significantly.

         All other assets of the Company will be valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair value.

         B.  FUND EXPENSES

         The Adviser and the Subadviser bear all of their own costs incurred in providing investment advisory services to the Company, including travel and other expenses related to the selection and monitoring of
         Underlying Managers. The Adviser and Subadviser also provide, or arrange at their expense, for certain management and administrative services to be provided to the Company that are not provided by the Administrator, Custodian or other administrative service providers. Among those services are: providing office space and other support services; maintaining and preserving certain records; and reviewing and arranging for payment of the Company's expenses. Total annual expenses (other than the Performance Fee) plus organizational/offering costs are capped at 2.46% of the Company's net assets.

         The Company bears all of its ordinary operating expenses, including: all investment related expenses, including, but not limited to, fees paid directly or indirectly to Underlying Managers, all costs and expenses directly related to portfolio transactions and positions for the Company's account, including its investments in Investment Funds (whether or not consummated), transfer taxes and premiums, taxes withheld on non-U.S. dividends, professional fees, interest expense, custody and escrow fees and expenses, the Management Fee and Performance Fee, the costs of preparing and mailing reports and other communications to Members, all costs and charges for equipment or services used in

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2003
--------------------------------------------------------------------------------

         communicating information regarding the Company's transactions among the Adviser or Subadviser and any custodian or other agent engaged by the Company, Company organizational and registration expenses, any state and local limited liability company fees, and any extraordinary expenses.

         C.   INCOME TAXES

         No provision has been made in the financial statements of the Company for income taxes. Pursuant to applicable regulations, all income or losses of the Company are reportable by the Members directly to the taxing authorities.

         D.  CASH AND CASH EQUIVALENTS

         The Company treats all highly liquid financial instruments that mature within three months as cash equivalents. At March 31, 2003, the Company held $1,909,387 in cash at PNC Bank.

         E.  ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

     4.  ALLOCATION OF PROFITS, MANAGEMENT FEE, PERFORMANCE FEE

         A.  ALLOCATION OF PROFITS

         The net profits and net losses of the Company are credited to or debited against the capital account of a Member on the last calendar day of each month in accordance with the Member's "investment percentage" for that period. A Member's investment percentage is determined by dividing as of the first day of the period the balance of the Member's capital account by the sum of the balances of the capital accounts of all Members. The amount of net profits allocated to a Member is further reduced by the Member's share of the Adviser's Performance Fee.

         B.  MANAGEMENT FEE

         In consideration of the advisory and other services provided by the Adviser to the Company, the Company pays the Adviser a monthly fee of 1/12 of 1.00% (1.00% on an annualized basis) of the Company's net assets (the "Management Fee"). The Management fee is paid out of the Company's assets. The Adviser will be responsible for compensating the Subadviser.

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2003
--------------------------------------------------------------------------------

         C.  PERFORMANCE FEE

         In addition to the Management Fee, the Adviser is entitled to receive a Performance Fee for each calendar quarter equal to 10% of the excess, if any, of the net profits allocated to each Member's capital account for the calendar quarter in excess of any net losses so allocated for such calendar quarter, subject to a loss carry forward amount. During the period ended March 31, 2003, the Adviser agreed to rebate Performance Fees to certain investors in the amount of $35,981.

     5.  RELATED PARTIES

         The Company has retained Montgomery Asset Management, LLC (the "Administrator") to serve as the Company's primary administrator and to provide certain administrative services to the Company. The monthly Administration fees are 1/12 of 0.07% (0.07% on an annualized basis) of the Company's net assets. In addition, the Company will pay the Administrator or Funds Distributor, Inc. (the "Distributor") a monthly Investor Servicing Fee of 1/12 of 1.00% (1.00% on an annualized basis) of the Company's net assets. This fee may also be used to pay certain brokers, transfer agents and other financial intermediaries for providing investor services.

         During the year ended March 31, 2003, the Adviser agreed to reimburse the Company for certain expenses in the amount of $823,030. The Administrator also agreed to rebate shareholder servicing fees to certain investors in the amount of $144,383.

         The members of the Board of Directors who are not "interested persons" as defined by the 1940 Act, are each paid an annual retainer of $5,000 and no separate fee for meetings of the Board of Directors and are reimbursed by the Company for their reasonable out-of-pocket expenses. The Directors do not receive any pension or retirement benefits from the Company. Board of Directors fees for the period ended March 31, 2003 totaled $20,000. In addition, the members of the Board of Directors who are not "interested persons" received compensation of $7,500 for their organizational responsibilities, which amount is included in organizational costs on the statement of operations.

         As of March 31, 2003, the Interest of one Member, Commerzbank International S.A., constituted approximately 85% of the net assets of the Company. Commerzbank International S.A. is an affiliate of Montgomery Asset Management, LLC.

         The Company has retained PFPC Inc. (the "Sub-Administrator") to provide certain administration, accounting and investor services, and PFPC
         Trust Company (the "Custodian") to provide certain custodial services to the Company.

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2003
--------------------------------------------------------------------------------

     6.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of interests in Investment Funds for the period ended March 31, 2003, amounted to $18,200,000 and $4,495,648, respectively. At March 31, 2003, accumulated net unrealized appreciation on Investment Funds was $1,597,224, consisting of $1,627,492 of gross unrealized appreciation and $30,268 of gross unrealized depreciation.

         The cost of Investment Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Company from the Investment Funds. The allocated taxable income is reported to the Company by the Investment Funds on Schedules K-1. The Company has not received all such Schedules K-1 for the period ended March 31, 2003.

         Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

     7.  RISK FACTORS

         The Company's investment program is speculative and entails substantial risks. No assurance can be given that the Company's investment objective will be achieved. The Company's performance depends upon the performance of the Underlying Managers and the Subadviser's ability to select, allocate and reallocate effectively the Company's assets among them. The sophisticated selection and allocation process used by the Subadviser is highly complex and may fail to achieve its objectives for many reasons, including reasons not currently anticipated. Each Underlying Manager's use of leverage, short sales and derivative transactions, in certain circumstances, can result in significant losses. Each investment strategy to which the Company allocates capital will involve a different set of complex risks. As a non-diversified investment company, the Company is not subject to any percentage limitations imposed by the 1940 Act on the portion of its assets that may be invested in securities of any one issuer. As a result, the Company's investment portfolio may be subject to greater risk and volatility than it the Company invested in the securities of a broader range of issuers.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

     8.  REDEMPTIONS

         No Member has the right to require the Company to redeem his, her or its Interest (or portion of Interests). Repurchases, through the use of tender offers, may be made at such times and on such terms as may determined by the Board of Directors, in its sole discretion. The Company does not anticipate making any such tender offers in the future. Instead, as discussed in Note 2, the Board of Directors will direct the Company to begin making mandatory distributions of Members' net capital until the Company has been fully liquidated.

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2003
--------------------------------------------------------------------------------

     9.  SCHEDULE OF INVESTMENTS


         INVESTMENT FUND                                               COST       FAIR VALUE      PERCENT OF
                                                                                                  NET ASSETS

         CONVERTIBLE BOND OR FIXED INCOME ARBITRAGE
         ALTA Partners, LP                                        $ 1,000,000     $ 1,384,843          7.37%
         Clinton Multistrategy Fund, LLC                            1,500,000       1,634,095          8.69%
         Ellington Mortgage Partners, LP                              750,000         826,560          4.40%
         Footbridge Capital, LLC                                    1,200,000       1,264,309          6.73%
         KBC Convertible Opportunities Fund                           600,000         706,750          3.76%
         Tiburon Fund, LP                                           1,200,000       1,385,226          7.37%
                                                                  -----------     -----------         -----
                                                                    6,250,000       7,201,783         38.32%
                                                                  -----------     -----------         -----
         CORPORATE EVENT ARBITRAGE
         K Capital II, LP                                             750,000         767,676          4.08%
                                                                  -----------     -----------         -----

         DISTRESSED SECURITIES INVESTING
         Canyon Value Realization Fund (Cayman),
         Ltd Class D                                                1,200,000       1,299,041          6.91%
                                                                  -----------     -----------         -----

         STATISTICAL ARBITRAGE OR SYSTEMATIC FUTURES
         AQR Absolute Return Limited Fund, LP                       1,500,000       1,679,500          8.94%
         IKOS, LP, Equity Hedge Class                               1,200,000       1,460,273          7.77%
         Pentangle Partners, LP                                       900,000         869,731          4.63%
         R. G. Niederhoffer Global Fund, LP I                         600,000         676,960          3.60%
         Stonebrook Enhanced Trendfollowing, LP Class A               600,000         620,241          3.30%
         Veras Capital Partners (QP), LP                              500,000         522,019          2.78%
                                                                  -----------     -----------         -----
                                                                    5,300,000       5,828,724         31.02%
                                                                  -----------     -----------         -----
         TOTAL INVESTMENT FUNDS                                   $13,500,000     $15,097,224         80.33%
                                                                  ===========     ===========         =====

         As discussed in Note 3a, Fair Value is based upon information obtained from the Investment Funds and actual values could differ significantly if a readily available market existed.

         Information about the Investment Funds' underlying portfolios as of March 31, 2003 is not available to the Company.

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2003
--------------------------------------------------------------------------------

   10.   FINANCIAL HIGHLIGHT INFORMATION

         RATIOS

         The following represents the annualized ratios of income and expense to average net assets and other supplemental information:


         Net investment income (loss)                                  (1.73)%
                                                                       ------

         Operating expenses, excluding organizational costs and
             performance fees                                           4.97%
         Organizational costs                                           2.34%
         Performance fees                                               0.71%
                                                                        ----
         Total expenses  before waivers/reimbursements/rebates          8.02%

         Expenses waived, reimbursed and rebated                        6.24%
                                                                        ----

         Net expenses                                                   1.78%
                                                                        ====

         FUND RETURN

         Total return before performance fees                           5.89%
         Performance fees                                              (0.59)%
                                                                       ------
         Total net return after performance fees                        5.30%
                                                                        ====

         Portfolio turnover                                               27%

         Total return assumes a purchase of an Interest in the Company on the first day and a sale of the Interest on the last day of the period noted. An individual Member's return may vary from these returns based on certain rebates and the timing of capital contributions. Total returns for a period of less than a full year are not annualized.

         An individual Member's net investment income and expense ratios may vary based on certain rebates.

         Montgomery Partners Absolute Return Fund LLC commenced operations on May 1, 2002.

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2003
--------------------------------------------------------------------------------

     INFORMATION ON DIRECTORS AND OFFICERS (UNAUDITED)


DIRECTORS
--------------------------------------------------------------------------------



                                            Length of                                Number of
                                              Time                                   Portfolios
                                             Served/                                  in Fund           Other
 Name, Address and Year      Positions       Term of      Principal Occupation        Complex     Directorships Held
          Born             Held with Fund    Office        During Past 5 Years        Overseen       by Director
--------------------------------------------------------------------------------------------------------------------

Andrew Cox                 Disinterested   Since        Independent investment           16       The Montgomery
101 California Street,     Director        Inception/   consultant. President,                    Funds I, II, and
San Francisco, CA 94111                    Indefinite   Denver International                      III; Janus Capital
Born 1944                                               School, from 1998 to 2000,                Group, Inc.
                                                        and member of the Board
                                                        from 1997 to 2000. Adjunct
                                                        professor, University of
                                                        Denver, Department of
                                                        Finance, from 1994 to 1998.

John A. Farnsworth         Disinterested   Since        Managing partner,                16       The Montgomery
One Embarcadero            Director        Inception/   Farnsworth Search Group.                  Funds I, II, and
Suite 2101                                 Indefinite   Managing director of                      III
San Francisco, CA                                       Korn/Ferry International
94111                                                   from 1999 to 2002.
Born 1941                                               Principal of Pearson,
                                                        Caldwell & Farnsworth,
                                                        Inc., an executive search
                                                        consulting firm, from 1991
                                                        to 1999.

Cecilia H. Herbert         Disinterested   Since        Chair of the Investment          16       The Montgomery
101 California Street,     Director        Inception/   Committee of the                          Funds I, II, and
San Francisco, CA 94111                    Indefinite   Archdiocese of San                        III
Born 1949                                               Francisco Finance Council.
                                                        Member of the Boards of
                                                        the Thacher School,
                                                        Catholic Charities
                                                        Catholic Youth
                                                        Organization of San
                                                        Francisco and the
                                                        Women's Board of
                                                        California Pacific
                                                        Medical Center.

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2003
--------------------------------------------------------------------------------

DIRECTORS (CONTINUED)



                                            Length of                                Number of
                                              Time                                   Portfolios
                                             Served/                                  in Fund           Other
 Name, Address and Year      Positions       Term of      Principal Occupation        Complex     Directorships Held
          Born             Held with Fund    Office        During Past 5 Years        Overseen       by Director
--------------------------------------------------------------------------------------------------------------------
R. Stephen Doyle           Director        Since        Chairman of the Board of         16       The Montgomery
101 California Street,                     Inception/   Trustees of the Montgomery                Funds I, II, and
San Francisco, CA 94111                    Indefinite   Funds since 1990. Chairman                III; Main
Born 1939                                               emeritus of Montgomery                    Management, LLC
                                                        Asset Management since
                                                        2001. Chairman of
                                                        Montgomery Asset
                                                        Management from 1990 to
                                                        2001. Chief executive
                                                        officer of Montgomery
                                                        Asset Management from 1990
                                                        to 1999. Founder of
                                                        Montgomery Asset Management


OFFICERS
--------------------------------------------------------------------------------------------------------------------
Elizabeth W. Lawrence      President and   Since        Senior vice president of         N/A      N/A
60 State Street            Treasurer       December     BISYS Fund Services since
Suite 1300                                 2, 2002/     2001. Vice president and
Boston, MA 02109                           Indefinite   senior manager of PFPC,
Born 1964                                               Inc., Client Services and
                                                        Operations from 1999 to
                                                        2001. Director of Client
                                                        Services of PFPC, Inc.,
                                                        from 1997 to 1999.

Scott M. Zoltowski         Vice            Since        Senior Counsel of BISYS          N/A      N/A
60 State Street            President and   September    Fund Services since 2001.
Suite 1300                 Secretary       27, 2002/    Associate at Dechert (law
Boston, MA 02109                           Indefinite   firm) from 1999 to 2001.
Born 1969                                               Counsel of ALPS, Inc.
                                                        (fund services), from 1998
                                                        to 1999. Attorney at
                                                        Fidelity Investments
                                                        legal department from
                                                        1997 to 1998.

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2003
--------------------------------------------------------------------------------



                                            Length of                                Number of
                                              Time                                   Portfolios
                                             Served/                                  in Fund           Other
 Name, Address and Year      Positions       Term of      Principal Occupation        Complex     Directorships Held
          Born             Held with Fund    Office        During Past 5 Years        Overseen       by Director
--------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
Mary A. Nelson             Vice            Since        Senior vice president of         N/A      N/A
60 State Street            president and   Inception/   Treasury Services at BISYS
Suite 1300                 assistant       Indefinite   Fund Services since 1995.
Boston, MA 02109           treasurer
Born 1964

Stacy Bufton               Vice            Since        Vice president of BYSIS          N/A      N/A
60 State Street            president and   Inception/   Fund Services since June
Suite 1300                 assistant       Indefinite   1999. Manager at First
Boston, MA 02109           treasurer                    Data Investor Services
Born 1969                                               Group from 1997 to 1999.

John Foster                Assistant       Since        Director of Fund                 N/A      N/A
103 Bellevue Parkway       treasurer       February     Accounting and
Wilmington, DE 19809                       2, 2002/     Administration at PFPC
Born 1967                                  Indefinite   Inc. since 2000. Fund
                                                        accounting manager at PFPC
                                                        Inc. from 1996 to 2000.


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